Leases (Narrative) (Details) - USD ($) $ in Thousands	1 Months Ended	3 Months Ended		5 Months Ended	6 Months Ended	12 Months Ended
	Jun. 30, 2023	Oct. 13, 2024	Oct. 15, 2023	Oct. 15, 2023	Oct. 13, 2024	Apr. 28, 2024	Apr. 30, 2023
Leases [Abstract]
Lease abatement	$ 4,673
Deferred rent	4,500
Increase in lease liability	2,678			$ (4,697)	$ (5,144)	$ (6,162)	$ (7,632)
Decrease in occupancy costs	9,173			4,210	(1,738)	5,556	3,595
Gain on lease modification	$ 3,281			3,281	0	3,281	0
Leases which have not yet commenced		$ 57,782			57,782	81,226
Operating lease expense		$ 442	$ 394	$ 1,003	$ 589	$ 1,418	$ 1,547